Contents of Significant Accounts - Leases (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Lease By Lessee [Line Items]
Depreciation	$ 671,211	$ 689,309
Right-of-use assets	7,126,845	7,748,042	$ 256,916
Current	557,873	550,147	20,111
Noncurrent	4,510,881	5,026,717	$ 162,613
Total	5,068,754	5,576,864
Land [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	325,268	333,402
Right-of-use assets	4,877,702	5,146,342
Buildings [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	121,373	120,111
Right-of-use assets	284,011	352,119
Machinery and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	210,188	223,120
Right-of-use assets	1,940,084	2,227,035
Transportation equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	9,858	8,145
Right-of-use assets	18,704	12,252
Other property, plant and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	4,524	4,531
Right-of-use assets	$ 6,344	$ 10,294